Components of Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities: [Abstract]
Unrealized holding (losses) gains on available for sale securities, Before Tax Amount		$ (443)	$ 1,338	$ (5,012)
Unrealized holding (losses) gains on available for sale securities, Tax Effects		150	(455)	1,704
Unrealized holding (losses) gains on available for sale securities, Net of Tax Amount		(293)	883	(3,308)
Reclassification adjustment for losses (gains) realized in net income, Before Tax Amount		(146)	(64)	1,155
Reclassification adjustment for losses (gains) realized in net income, Tax Effects		50	22	(393)
Reclassification adjustment for losses (gains) realized in net income, Net of Tax Amount	[1]	(96)	(42)	762
Credit portion of OTTI losses recognized in net income, Before Tax Amount				8
Credit portion of OTTI losses recognized in net income, Tax Effects		0	0	(3)
Credit portion of OTTI losses recognized in net income, Net of Tax Amount				5
Noncredit portion of OTTI gains (losses) on available for sale securities, Before Tax Amount				266
Noncredit portion of OTTI gains (losses) on available for sale securities, Tax Effects				(90)
Noncredit portion of OTTI gains (losses) on available for sale securities, Net of Tax Amount				176
Net unrealized holding (losses) gains on available for sale securities, Before Tax Amount		(589)	1,274	(3,583)
Net unrealized holding (losses) gains on available for sale securities, Tax Effects		200	(433)	1,218
Net unrealized holding gains (losses) on available for sale securities		(389)	841	(2,365)
Derivative instrument: [Abstract]
Change in fair value of effective cash flow hedging derivative, Before Tax Amount		157	155	158
Change in fair value of effective cash flow hedgeing derivative, Tax Effects		(53)	(53)	(54)
Change in fair value of effective cash flow hedging derivative, Net of Tax Amount		104	102	104
Other comprehensive income, Before Tax Amount		(432)	1,429	(3,425)
Other comprehensive income, Tax Effects		147	(486)	1,164
Other comprehensive income (loss)		$ (285)	$ 943	$ (2,261)

[1]	(1) Amounts are included in net gain (loss) on the sale of securities in noninterest income on the consolidated statements of operations. Income tax expense (benefit) associated with the reclassification adjustment for the years ended December 31, 2015, 2014 and 2013 was $50,000, $22,000 and $(393,000), respectively.